Schedule of Investments(a)
Invesco KBW Bank ETF (KBWB)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.79%
Asset Management & Custody Banks-11.77%
Bank of New York Mellon Corp. (The)	1,172,075	$56,634,664
Northern Trust Corp.	623,141	49,383,924
State Street Corp.	765,164	55,719,243
		161,737,831
Consumer Finance-4.17%
Capital One Financial Corp.	513,536	57,341,430
Diversified Banks-45.09%
Bank of America Corp.	3,668,957	111,866,499
Citigroup, Inc.	1,273,647	58,715,127
Comerica, Inc.	396,604	17,934,433
Fifth Third Bancorp	1,980,653	57,339,904
JPMorgan Chase & Co.	718,830	112,194,986
KeyCorp	2,817,156	34,904,563
PNC Financial Services Group, Inc. (The)	435,659	58,360,880
U.S. Bancorp	1,439,544	54,875,417
Wells Fargo & Co.	2,547,565	113,595,923
		619,787,732
Investment Banking & Brokerage-15.10%
Goldman Sachs Group, Inc. (The)	320,944	109,615,214
Morgan Stanley	1,235,258	98,005,370
		207,620,584
Regional Banks-23.66%
Citizens Financial Group, Inc.	1,421,651	38,768,423
East West Bancorp, Inc.	425,987	26,803,102
First Horizon Corp.	1,681,480	21,506,129
	Shares	Value
Regional Banks-(continued)
Huntington Bancshares, Inc.	4,358,598	$49,077,813
M&T Bank Corp.	420,601	53,908,430
Regions Financial Corp.	2,824,990	47,120,833
Truist Financial Corp.	1,721,477	55,328,271
Western Alliance Bancorporation	329,657	16,885,032
Zions Bancorporation N.A.(b)	445,973	15,890,018
		325,288,051
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.79% (Cost $1,726,384,241)		1,371,775,628
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.20%
Invesco Private Government Fund, 5.32%(c)(d)(e)	768,511	768,511
Invesco Private Prime Fund, 5.55%(c)(d)(e)	1,975,071	1,975,861
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,744,347)		2,744,372
TOTAL INVESTMENTS IN SECURITIES-99.99% (Cost $1,729,128,588)		1,374,520,000
OTHER ASSETS LESS LIABILITIES-0.01%		119,072
NET ASSETS-100.00%		$1,374,639,072
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2023.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$16,488,962	$(16,488,962)	$-	$-	$-	$7,173
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,165,896	22,784,131	(31,181,516)	-	-	768,511	55,166*
Invesco Private Prime Fund	23,569,447	49,624,500	(71,220,731)	166	2,479	1,975,861	150,654*
Total	$32,735,343	$88,897,593	$(118,891,209)	$166	$2,479	$2,744,372	$212,993

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW High Dividend Yield Financial ETF (KBWD)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-67.75%
Asset Management & Custody Banks-6.64%
Artisan Partners Asset Management, Inc., Class A(b)	156,784	$5,902,918
GCM Grosvenor, Inc., Class A(b)	714,976	5,769,856
Janus Henderson Group PLC	196,078	5,135,283
Patria Investments Ltd., Class A (Cayman Islands)(b)	457,962	6,484,742
		23,292,799
Consumer Finance-3.89%
Ally Financial, Inc.(b)	148,443	4,337,504
OneMain Holdings, Inc.	220,179	9,313,572
		13,651,076
Diversified Banks-1.56%
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	196,859	5,458,900
Diversified Financial Services-3.09%
Jackson Financial, Inc., Class A	166,378	7,941,222
NewtekOne, Inc.(b)	212,894	2,880,456
		10,821,678
Investment Banking & Brokerage-3.47%
B. Riley Financial, Inc.(b)	144,696	2,662,406
Lazard Ltd., Class A	157,180	4,712,256
Moelis & Co., Class A(b)	101,273	4,805,404
		12,180,066
Life & Health Insurance-1.76%
Lincoln National Corp.	259,287	6,165,845
Mortgage REITs-40.54%
AGNC Investment Corp.	1,390,717	12,266,124
Annaly Capital Management, Inc.(b)	600,188	10,845,397
ARMOUR Residential REIT, Inc.(b)	1,242,543	21,868,757
Chimera Investment Corp.(b)	1,865,708	9,720,339
Dynex Capital, Inc.(b)	880,919	10,077,713
Ellington Financial, Inc.(b)	955,066	12,415,858
MFA Financial, Inc.(b)	1,105,424	11,938,579
Orchid Island Capital, Inc.(b)	1,980,104	14,593,366
PennyMac Mortgage Investment Trust(b)	843,889	11,848,202
Ready Capital Corp.(b)	445,415	4,552,141
TPG RE Finance Trust, Inc.(b)	1,610,126	9,515,845
Two Harbors Investment Corp.(b)	900,384	12,479,322
		142,121,643
Regional Banks-4.86%
Central Pacific Financial Corp.	342,527	6,018,199
	Shares	Value
Regional Banks-(continued)
New York Community Bancorp, Inc.(b)	427,699	$4,024,648
Northwest Bancshares, Inc.(b)	627,084	6,985,716
		17,028,563
Transaction & Payment Processing Services-1.94%
Western Union Co. (The)	584,541	6,798,212
Total Common Stocks & Other Equity Interests (Cost $276,737,752)		237,518,782

Closed-End Funds-31.90%
Bain Capital Specialty Finance, Inc., BDC	642,351	9,725,194
Capital Southwest Corp., BDC	436,575	9,831,669
CION Investment Corp., BDC	1,122,466	11,875,690
FS KKR Capital Corp., BDC	634,408	12,535,902
Goldman Sachs BDC, Inc., BDC(b)	821,044	12,093,978
MidCap Financial Investment Corp., BDC(b)	785,213	10,576,819
PennantPark Investment Corp., BDC(b)	1,823,965	11,782,814
SLR Investment Corp., BDC(b)	672,371	10,179,697
Trinity Capital, Inc., BDC(b)	848,494	12,523,772
TriplePoint Venture Growth BDC Corp., BDC(b)	1,010,404	10,700,178
		111,825,713
Total Closed-End Funds (Cost $103,744,920)		111,825,713
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.65% (Cost $380,482,672)		349,344,495
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.44%
Invesco Private Government Fund, 5.32%(c)(d)(e)	21,959,670	21,959,670
Invesco Private Prime Fund, 5.55%(c)(d)(e)	56,698,022	56,720,701
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $78,669,328)		78,680,371
TOTAL INVESTMENTS IN SECURITIES-122.09% (Cost $459,152,000)		428,024,866
OTHER ASSETS LESS LIABILITIES-(22.09)%		(77,433,474)
NET ASSETS-100.00%		$350,591,392
See accompanying notes which are an integral part of this schedule.

Invesco KBW High Dividend Yield Financial ETF (KBWD)—(continued)
November 30, 2023
(Unaudited)
Investment Abbreviations:
BDC	-Business Development Company
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2023.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,769,871	$(3,769,871)	$-	$-	$-	$3,565
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,150,755	49,834,448	(56,025,533)	-	-	21,959,670	330,701*
Invesco Private Prime Fund	72,387,657	120,489,800	(136,184,495)	11,652	16,087	56,720,701	889,964*
Total	$100,538,412	$174,094,119	$(195,979,899)	$11,652	$16,087	$78,680,371	$1,224,230

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW Premium Yield Equity REIT ETF (KBWY)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.72%
Diversified REITs-15.83%
Armada Hoffler Properties, Inc.(b)	602,263	$6,612,848
Broadstone Net Lease, Inc.(b)	429,174	6,866,784
Gladstone Commercial Corp.(b)	687,856	8,598,200
Global Net Lease, Inc.(b)	1,227,488	10,777,345
		32,855,177
Health Care REITs-19.75%
Global Medical REIT, Inc.(b)	897,913	9,006,067
Medical Properties Trust, Inc.(b)	1,153,347	5,593,733
National Health Investors, Inc.(b)	137,950	7,485,167
Omega Healthcare Investors, Inc.(b)	265,107	8,417,147
Sabra Health Care REIT, Inc.(b)	717,989	10,482,640
		40,984,754
Hotel & Resort REITs-7.20%
Apple Hospitality REIT, Inc.	426,236	7,105,354
Service Properties Trust	1,095,054	7,829,636
		14,934,990
Industrial REITs-7.83%
Innovative Industrial Properties, Inc.(b)	94,678	7,731,405
LXP Industrial Trust	519,733	4,563,256
STAG Industrial, Inc.	110,427	3,958,808
		16,253,469
Multi-Family Residential REITs-2.33%
Apartment Income REIT Corp.(b)	155,557	4,840,934
Office REITs-15.03%
Brandywine Realty Trust(b)	3,004,120	13,398,375
Office Properties Income Trust(b)	1,805,359	10,073,903
SL Green Realty Corp.	211,182	7,722,926
		31,195,204
Other Specialized REITs-19.77%
EPR Properties	164,846	7,355,428
Four Corners Property Trust, Inc.(b)	215,280	4,949,287
Gaming and Leisure Properties, Inc.	130,220	6,085,181
Outfront Media, Inc.	920,686	11,259,990
Uniti Group, Inc.(b)	2,056,389	11,371,831
		41,021,717
	Shares	Value
Retail REITs-6.30%
Getty Realty Corp.(b)	191,266	$5,628,958
Spirit Realty Capital, Inc.	179,985	7,433,381
		13,062,339
Self-Storage REITs-3.18%
National Storage Affiliates Trust	198,768	6,597,110
Single-Family Residential REITs-2.50%
UMH Properties, Inc.(b)	367,686	5,191,726
Total Common Stocks & Other Equity Interests (Cost $235,797,841)		206,937,420
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(c)(d) (Cost $134,086)	134,086	134,086
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.78% (Cost $235,931,927)		207,071,506
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.67%
Invesco Private Government Fund, 5.32%(c)(d)(e)	11,942,498	11,942,498
Invesco Private Prime Fund, 5.55%(c)(d)(e)	30,945,115	30,957,493
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $42,895,237)		42,899,991
TOTAL INVESTMENTS IN SECURITIES-120.45% (Cost $278,827,164)		249,971,497
OTHER ASSETS LESS LIABILITIES-(20.45)%		(42,445,956)
NET ASSETS-100.00%		$207,525,541
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2023.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$180,342	$3,162,402	$(3,208,658)	$-	$-	$134,086	$2,719
See accompanying notes which are an integral part of this schedule.

Invesco KBW Premium Yield Equity REIT ETF (KBWY)—(continued)
November 30, 2023
(Unaudited)
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$19,180,714	$41,759,038	$(48,997,254)	$-	$-	$11,942,498	$199,965*
Invesco Private Prime Fund	49,321,834	91,860,486	(110,241,323)	4,009	12,487	30,957,493	532,780*
Total	$68,682,890	$136,781,926	$(162,447,235)	$4,009	$12,487	$43,034,077	$735,464

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW Property & Casualty Insurance ETF (KBWP)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Multi-line Insurance-14.04%
American International Group, Inc.	233,937	$15,395,394
Assurant, Inc.	49,128	8,254,487
Horace Mann Educators Corp.	88,922	2,975,330
		26,625,211
Property & Casualty Insurance-75.56%
Allstate Corp. (The)	63,491	8,753,504
American Financial Group, Inc.	59,049	6,754,615
Arch Capital Group Ltd.(b)	178,116	14,906,528
AXIS Capital Holdings Ltd.	124,772	7,029,655
Chubb Ltd.	68,154	15,636,572
Cincinnati Financial Corp.	64,704	6,650,924
Hanover Insurance Group, Inc. (The)	64,140	7,972,602
Hartford Financial Services Group, Inc. (The)	95,307	7,449,195
James River Group Holdings Ltd.	81,835	734,878
Kemper Corp.(c)	139,462	6,168,404
Mercury General Corp.	120,554	4,490,637
ProAssurance Corp.(c)	113,355	1,402,201
Progressive Corp. (The)	102,570	16,824,557
RLI Corp.	52,045	7,057,302
Selective Insurance Group, Inc.(c)	68,995	7,016,102
Travelers Cos., Inc. (The)	84,910	15,336,444
Universal Insurance Holdings, Inc.	65,490	1,110,711
W.R. Berkley Corp.(c)	110,653	8,027,875
		143,322,706
Reinsurance-10.24%
Everest Group Ltd.	18,976	7,790,597
RenaissanceRe Holdings Ltd. (Bermuda)	36,431	7,809,349
SiriusPoint Ltd. (Bermuda)(b)(c)	358,149	3,825,031
		19,424,977
Total Common Stocks & Other Equity Interests (Cost $186,173,863)		189,372,894
	Shares	Value
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(d)(e) (Cost $47,189)	47,189	$47,189
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $186,221,052)		189,420,083
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.68%
Invesco Private Government Fund, 5.32%(d)(e)(f)	917,202	917,202
Invesco Private Prime Fund, 5.55%(d)(e)(f)	2,265,858	2,266,764
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,183,719)		3,183,966
TOTAL INVESTMENTS IN SECURITIES-101.54% (Cost $189,404,771)		192,604,049
OTHER ASSETS LESS LIABILITIES-(1.54)%		(2,923,212)
NET ASSETS-100.00%		$189,680,837
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$66,778	$274,580	$(294,169)	$-	$-	$47,189	$572
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,817,266	3,068,552	(3,968,616)	-	-	917,202	11,228*
Invesco Private Prime Fund	4,672,971	7,125,299	(9,532,757)	247	1,004	2,266,764	29,818*
Total	$6,557,015	$10,468,431	$(13,795,542)	$247	$1,004	$3,231,155	$41,618

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco KBW Property & Casualty Insurance ETF (KBWP)—(continued)
November 30, 2023
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW Regional Banking ETF (KBWR)
November 30, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Regional Banks-99.92%
Ameris Bancorp(b)	27,559	$1,173,462
Associated Banc-Corp	64,815	1,149,818
Atlantic Union Bankshares Corp.(b)	34,813	1,064,233
Banc of California, Inc.	36,160	418,010
Bank of Hawaii Corp.	18,443	1,070,985
Bank OZK(b)	27,959	1,170,364
BankUnited, Inc.	34,545	953,096
BOK Financial Corp.	22,216	1,594,442
Brookline Bancorp, Inc.	41,135	392,017
Cadence Bank(b)	49,088	1,229,654
Cathay General Bancorp	31,518	1,156,080
Columbia Banking System, Inc.	54,832	1,229,882
Commerce Bancshares, Inc.	41,778	2,112,713
Community Bank System, Inc.	23,621	1,047,828
Cullen/Frost Bankers, Inc.	21,464	2,109,697
CVB Financial Corp.(b)	64,338	1,150,363
Eastern Bankshares, Inc.	81,879	979,273
F.N.B. Corp.	96,562	1,157,778
First Bancorp	81,034	1,215,510
First Commonwealth Financial Corp.(b)	47,529	635,463
First Financial Bancorp	44,144	892,150
First Financial Bankshares, Inc.(b)	39,102	1,026,427
First Hawaiian, Inc.	59,241	1,164,086
First Interstate BancSystem, Inc., Class A(b)	43,338	1,122,021
Fulton Financial Corp.(b)	76,138	1,083,444
Glacier Bancorp, Inc.	37,177	1,250,262
Hancock Whitney Corp.	27,230	1,123,237
Home BancShares, Inc.(b)	50,643	1,123,262
Hope Bancorp, Inc.	55,721	546,066
Independent Bank Corp.(b)	20,484	1,167,998
New York Community Bancorp, Inc.(b)	182,904	1,721,127
Old National Bancorp	73,600	1,095,904
Pacific Premier Bancorp, Inc.(b)	44,514	1,002,455
Pinnacle Financial Partners, Inc.(b)	16,874	1,224,546
Popular, Inc.	16,449	1,213,772
Prosperity Bancshares, Inc.(b)	19,769	1,192,268
	Shares	Value
Regional Banks-(continued)
Provident Financial Services, Inc.	35,096	$534,161
Simmons First National Corp., Class A	58,611	937,190
South State Corp.(b)	15,536	1,150,441
Synovus Financial Corp.(b)	36,277	1,116,969
Texas Capital Bancshares, Inc.(c)	17,988	987,181
Trustmark Corp.	28,348	649,453
UMB Financial Corp.	17,767	1,273,183
United Bankshares, Inc.	37,334	1,236,129
United Community Banks, Inc.(b)	41,590	1,025,193
Valley National Bancorp(b)	122,346	1,113,349
WaFd, Inc.(b)	30,046	803,130
Webster Financial Corp.(b)	52,962	2,375,346
Wintrust Financial Corp.	14,469	1,239,559
WSFS Financial Corp.(b)	28,338	1,092,997
		56,493,974
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $71,366,886)		56,493,974
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-26.59%
Invesco Private Government Fund, 5.32%(d)(e)(f)	4,230,898	4,230,898
Invesco Private Prime Fund, 5.55%(d)(e)(f)	10,800,197	10,804,517
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,034,305)		15,035,415
TOTAL INVESTMENTS IN SECURITIES-126.51% (Cost $86,401,191)		71,529,389
OTHER ASSETS LESS LIABILITIES-(26.51)%		(14,988,460)
NET ASSETS-100.00%		$56,540,929
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2023.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$500,232	$(500,232)	$-	$-	$-	$363
See accompanying notes which are an integral part of this schedule.

Invesco KBW Regional Banking ETF (KBWR)—(continued)
November 30, 2023
(Unaudited)
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$4,669,170	$12,417,915	$(12,856,187)	$-	$-	$4,230,898	$53,037*
Invesco Private Prime Fund	12,006,441	31,606,810	(32,812,661)	971	2,956	10,804,517	140,836*
Total	$16,675,611	$44,524,957	$(46,169,080)	$971	$2,956	$15,035,415	$194,236

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco KBW Bank ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,371,775,628	$-	$-	$1,371,775,628
Money Market Funds	-	2,744,372	-	2,744,372
Total Investments	$1,371,775,628	$2,744,372	$-	$1,374,520,000
Invesco KBW High Dividend Yield Financial ETF
Investments in Securities
Common Stocks & Other Equity Interests	$237,518,782	$-	$-	$237,518,782
Closed-End Funds	111,825,713	-	-	111,825,713
Money Market Funds	-	78,680,371	-	78,680,371
Total Investments	$349,344,495	$78,680,371	$-	$428,024,866
Invesco KBW Premium Yield Equity REIT ETF
Investments in Securities
Common Stocks & Other Equity Interests	$206,937,420	$-	$-	$206,937,420
Money Market Funds	134,086	42,899,991	-	43,034,077
Total Investments	$207,071,506	$42,899,991	$-	$249,971,497
Invesco KBW Property & Casualty Insurance ETF
Investments in Securities
Common Stocks & Other Equity Interests	$189,372,894	$-	$-	$189,372,894
Money Market Funds	47,189	3,183,966	-	3,231,155
Total Investments	$189,420,083	$3,183,966	$-	$192,604,049
Invesco KBW Regional Banking ETF
Investments in Securities
Common Stocks & Other Equity Interests	$56,493,974	$-	$-	$56,493,974
Money Market Funds	-	15,035,415	-	15,035,415
Total Investments	$56,493,974	$15,035,415	$-	$71,529,389